Related party disclosures (Details) € in Thousands					1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 22, 2024 shares	Dec. 12, 2022 shares	Oct. 18, 2021 shares	Mar. 10, 2021 shares	Aug. 31, 2023 EUR (€)	May 31, 2022 EUR (€)	Mar. 31, 2023 EUR (€)	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2019 loan	Sep. 30, 2021 EUR (€)
Related party disclosures
Consulting fees								€ 212	€ 518
Amount paid										€ 25,000
Common shares
Related party disclosures
Price per share | $ / shares											$ 16
Prior VSOP
Related party disclosures
Number of shares received | shares	786,746	777,260	765,223	759,677				0	777,260
Dietmar Hopp
Related party disclosures
Number of convertible loans | loan												2
Dietmar Hopp | Common shares
Related party disclosures
Number of shares issued | shares										100,000,000	100,000,000
Dievini Hopp BioTech holding GmbH & Co. KG
Related party disclosures
Reimbursement of travel cost								€ 1	€ 58
Clarentis SRL
Related party disclosures
Contractual obligation amount													€ 100
Expense recognized from related party transaction								107
BePharBel Manufacturing S.A
Related party disclosures
Settlement amount						€ 3,900
Amount paid										€ 4,016
Franz-Werner Haas
Related party disclosures
Expense recognized from related party transaction								65
Payment compensated								40
Alexander Zehnder
Related party disclosures
Expenses to handle future service agreement							€ 51
Barker BioMedical GmbH
Related party disclosures
Expense recognized from related party transaction								14
Craig Tooman
Related party disclosures
Expense recognized from related party transaction								€ 5
Rittershaus Rechtsanwaelte
Related party disclosures
Notice period for termination at the option								3 months
Consulting fees										€ 757
Service rendered issue								€ 16
Mariola Fotin-Mleczek
Related party disclosures
Consulting fees								2	20
Income tax and social security liability receivable									131
Florian von der Mlbe
Related party disclosures
Income tax and social security liability receivable									559
Dr. Ingmar Hrr
Related party disclosures
Income tax and social security liability receivable									573
Immatics Biotechnologies GmbH
Related party disclosures
Equity interest held					16.70%
Purchases of related party					€ 178
CureVac Printer GmbH
Related party disclosures
Consulting fees								146
Grid Europe
Related party disclosures
Expense recognized from related party transaction								23
Baron Jean Stephenne
Related party disclosures
Equity interest held										15.61%
Vincent Stephenne
Related party disclosures
Equity interest held										1.43%
Antony Blanc | Clarentis SRL
Related party disclosures
Consulting fees								€ 85	€ 69	€ 0